Lease financings:	6 Months Ended
Jun. 30, 2026
Lease Financings
Lease financings:

8.                Lease financings:

Details of the Company’s lease financings are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

The Company’s lease financings bear interest at SOFR plus a margin. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the unaudited interim condensed consolidated income statements (Note 9).

The principal payments required to be made after June 30, 2026, for the outstanding finance lease obligations recognized on the unaudited consolidated balance sheet, as of that date, are as follows:

Twelve month periods ending	Amount
June 30, 2027	$2,731
June 30, 2028	2,731
June 30, 2029	4,383
June 30, 2030	1,364
Total bareboat lease minimum payments	$11,209
Lease financing short term	2,731
Lease financing long term	8,478